Other investments (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Other investments
Non-current other investments	€ 792	€ 870	€ 870
Current other investments	7,089	€ 13,012	13,012
Germany
Other investments
Bonds and Debt Securities	1,016		0
VodafoneZiggo Group Holding B.V.
Other investments
Loan notes	700		800
Equity securities
Other investments
Non-current other investments	77		48
Long term debt securities
Other investments
Non-current other investments	715		822
Short-term investments
Other investments
Current other investments	5,247		11,095
Bonds and debt securities
Other investments
Current other investments	2,796		4,690
Other assets	1,115		1,184
Bonds and debt securities | Germany
Other investments
Current financial assets at amortised cost	0		955
Bonds and debt securities | Japanese
Other investments
Current financial assets at amortised cost	194		941
Bonds and debt securities | UK
Other investments
Current financial assets at amortised cost	471		1,115
Managed investment funds
Other investments
Current other investments	€ 2,451		6,405
Liquid days	90 days
Current financial assets at fair value through profit or loss, classified as held for trading	€ 2,451		5,513
Managed investment funds | Level 1
Other investments
Current other investments	1,681		3,011
Other investments
Other investments
Current other investments	1,842		1,917
Other investments | Level 1
Other investments
Current other investments	€ 1,017		€ 1,097